Lease Liabilities	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Lease Liabilities
Note 10 —Lease Liabilities
The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. Generally, the lease terms are determined according to the non-cancellable
period and are between two and twelve years. In addition, in order to improve flexibility to the Company’s operations, lease terms may provide the Company with options to extend the lease or to terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between two to ten years, in addition to the non-cancellable
period.
Maturity analysis for lease liabilities recognized in the consolidated statements of financial position at June 30, 2021 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
June 30, 2021
Lease liabilities	7,051	45,162	71,397	123,610	101,009

Total lease liabilities	7,051	45,162	71,397	123,610	101,009